'98

NATIONWIDE(R) VARIABLE ACCOUNT - II
DECEMBER 31, 1998

[THE BEST OF AMERICA(R) LOGO]

ANNUAL REPORT

[NATIONWIDE LOGO]
NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

                               [NATIONWIDE LOGO]
                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                          [PHOTO OF JOSEPH J. GASPER]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 1998 annual report of the Nationwide Variable Account-II.

Equity markets again defied the odds in 1998 to tally a fourth straight year of double-digit gains, as measured by the major indices. This surprise came following the breathtaking correction during the third quarter that gave us a broad double-digit retreat. Fixed income investments also provided respectable returns in 1998, supported by the continued low inflationary environment and favorable Federal Reserve actions.

The performance of the American economy continues strong into 1999. However, we believe the persisting slump in Asia and recent difficulties in Latin America will inevitably take their toll and dampen growth in the United States. This moderation, we think, will be healthy for our economy and get us back to a more sustainable growth level. We look for interest rates to continue within the range of the recent past, and we expect inflation to remain subdued. Moreover, we remain optimistic about long-term prospects for U.S. business activity; holders of financial assets should continue to profit from the anticipated favorable investment climate.

We are pleased you have chosen our Company to provide the investment products and services to help you meet your retirement savings and financial planning goals.


                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                February 16, 1999

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 1998

ASSETS:
   Investments at market value:
      American Century VP - American Century VP Balanced (ACVPBal)
         24,984,966 shares (cost $190,756,295) .................................     $    208,374,617
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         27,823,053 shares (cost $277,807,389)                                            250,963,941
      American Century VP Income & Growth (ACVPIncGr)
         5,709,110 shares (cost $34,930,762) ...................................           38,707,768
      American Century VP - American Century VP International (ACVPInt)
         38,320,974 shares (cost $281,911,111) .................................          292,005,825
      American Century VP - American Century VP Value (ACVPValue)
         10,228,464 shares (cost $70,690,312) ..................................           68,837,561
      American VI Series - Growth Fund (AVISGro)
         593,794 shares (cost $24,347,204) .....................................           31,132,606
      American VI Series - High-Yield Bond Fund (AVISHiYld)
         197,661 shares (cost $2,826,142) ......................................            2,628,890
      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         396,291 shares (cost $4,410,275) ......................................            4,482,056
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,538,487 shares (cost $237,250,934) ..................................          265,376,179
      Dreyfus Stock Index Fund (DryStkIx)
         52,976,258 shares (cost $1,395,628,578) ...............................        1,722,787,919
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         4,630,292 shares (cost $153,742,536) ..................................          167,199,862
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         3,555,974 shares (cost $76,690,000) ...................................           80,471,698
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         106,939,269 shares (cost $2,068,776,990) ..............................        2,718,396,211
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         61,825,003 shares (cost $2,036,600,808) ...............................        2,774,087,868
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         63,292,085 shares (cost $776,014,269) .................................          729,757,734
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         28,866,621 shares (cost $559,532,122) .................................          578,775,761
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         62,696,568 shares (cost $942,679,555) .................................        1,138,569,676

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         50,110,361 shares (cost $887,363,469) .................................        1,224,697,230
      Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
         6,940,901 shares (cost $139,001,337) ..................................          158,807,810
      Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)
         1,431,487 shares (cost $9,455,686) ....................................            8,732,068
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         26,262,417 shares (cost $585,599,581) .................................          698,317,658
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         37,800,382 shares (cost $440,372,627) .................................          441,886,466
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         975,757,697 shares (cost $975,757,697) ................................          975,757,697
      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         1,436,294 shares (cost $13,054,983) ...................................           13,630,430
      Nationwide SAT - Small Company Fund (NSATSmCo)
         17,578,192 shares (cost $273,509,275) .................................          281,426,849
      Nationwide SAT - Total Return Fund (NSATTotRe)
         66,939,068 shares (cost $920,336,374) .................................        1,231,678,853
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         18,427,382 shares (cost $471,929,009) .................................          484,455,880
      Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
         2,735,564 shares (cost $36,637,640) ...................................           37,860,204
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         12,929,046 shares (cost $177,217,512) .................................          178,679,416
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         35,130,413 shares (cost $669,344,481) .................................          665,018,717
      Oppenheimer VAF - Bond Fund (OppBdFd)
         27,474,513 shares (cost $324,228,724) .................................          338,486,000
      Oppenheimer VAF - Global Securities Fund (OppGlSec)
         24,564,354 shares (cost $469,720,671) .................................          542,135,299
      Oppenheimer VAF - Growth Fund (OppGro)
         1,734,324 shares (cost $57,683,239) ...................................           63,597,652
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         19,503,709 shares (cost $292,442,547) .................................          332,538,233
      Strong Opportunity Fund II, Inc. (StOpp2)
         36,204,565 shares (cost $696,008,998) .................................          786,363,158
      Strong VIF - Strong Discovery Fund II (StDisc2)
         13,750,240 shares (cost $160,852,259) .................................          174,903,056
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         4,245,694 shares (cost $40,375,762) ...................................           37,277,194



                                                                     (Continued)

      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         8,098,069 shares (cost $92,706,860) ...................................           99,444,284
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         4,914,872 shares (cost $32,134,508) ...................................           34,993,890
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         6,942,747 shares (cost $74,086,315) ...................................           63,873,268
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         11,597,104 shares (cost $181,924,838) .................................          159,576,147
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         20,718,167 shares (cost $243,432,886) .................................          227,692,653
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         1,883,351 shares (cost $21,778,605) ...................................           22,185,876
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         20,046,401 shares (cost $323,913,551) .................................          320,942,882
                                                                                       --------------
            Total assets .......................................................       20,677,515,042
ACCOUNTS PAYABLE ...............................................................            4,840,634
                                                                                       --------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................     $ 20,672,674,408
                                                                                       ==============



See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                    TOTAL                            ACVPBal
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   315,567,353      296,368,036        3,098,368        1,574,816
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (145,540,567)    (126,406,070)      (1,354,760)      (1,191,850)
      BOA Vision ...................................     (114,290,967)     (83,760,749)      (1,180,401)        (875,039)
      BOA Enterprise ...............................         (199,407)        (118,491)          (2,018)            (876)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       55,536,412       86,082,726          561,189         (492,949)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............    9,502,638,819    6,440,464,106       48,804,378       33,424,138
  Cost of mutual fund shares sold ..................   (8,727,995,326)  (5,862,745,516)     (37,362,868)     (24,057,900)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      774,643,493      577,718,590       11,441,510        9,366,238
  Change in unrealized gain (loss) on investments ..      440,618,096    1,250,486,745       (5,900,979)       5,524,757
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................    1,215,261,589    1,828,205,335        5,540,531       14,890,995
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................    1,177,995,583      616,932,003       19,212,723        6,097,662
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........    2,448,793,584    2,531,220,064       25,314,443       20,495,708
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................    2,214,889,447    3,614,758,515       22,317,530       31,207,874
  Transfers between funds ..........................                -                -        8,865,047       (4,226,209)
  Redemptions ......................................   (1,806,663,808)  (1,198,352,163)     (16,523,412)     (10,189,550)
  Annuity benefits .................................       (1,988,285)      (1,097,690)          (9,922)          (2,437)
  Annual contract maintenance charge (note 2) ......       (8,003,092)      (7,187,524)         (76,599)         (70,234)
  Contingent deferred sales charges (note 2) .......      (23,748,555)     (18,196,002)        (246,178)        (187,816)
  Adjustments to maintain reserves .................         (406,310)        (692,928)          (1,729)         (30,715)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      374,079,397    2,389,232,208       14,324,737       16,500,913
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    2,822,872,981    4,920,452,272       39,639,180       36,996,621
  Contract owners' equity beginning of period ......   17,849,801,427   12,929,349,155      168,733,833      131,737,212
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $20,672,674,408   17,849,801,427      208,373,013      168,733,833
                                                      ===============   ==============   ==============   ==============

                                                                 ACVPCapAp                         ACVPincGr
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $            -                -          181,416                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,818,233)      (4,037,524)         (95,126)               -
      BOA Vision ...................................        (857,721)      (1,103,836)         (75,918)               -
      BOA Enterprise ...............................          (1,256)          (1,623)            (117)               -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,677,210)      (5,142,983)          10,255                -
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     114,736,720      226,050,085       25,325,017                -
  Cost of mutual fund shares sold ..................    (136,788,804)    (249,168,854)     (26,300,565)               -
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     (22,052,084)     (23,118,769)        (975,548)               -
  Change in unrealized gain (loss) on investments ..        (264,722)       2,545,749        3,777,007                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (22,316,806)     (20,573,020)       2,801,459                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      15,700,848        8,369,061                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     (10,293,168)     (17,346,942)       2,811,714                -
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      23,389,103       46,091,043        2,843,288                -
  Transfers between funds ..........................     (66,469,516)    (101,140,496)      34,214,351                -
  Redemptions ......................................     (34,901,415)     (38,900,571)      (1,148,357)               -
  Annuity benefits .................................         (44,914)         (49,144)               -                -
  Annual contract maintenance charge (note 2) ......        (233,324)        (323,047)          (4,110)               -
  Contingent deferred sales charges (note 2) .......        (447,727)        (640,085)          (9,116)               -
  Adjustments to maintain reserves .................          65,167            1,134            6,300                -
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (78,642,626)     (94,961,166)      35,902,356                -
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (88,935,794)    (112,308,108)      38,714,070                -
  Contract owners' equity beginning of period ......     339,991,098      452,299,206                -                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  251,055,304      339,991,098       38,714,070                -
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   ACVPint                          ACVPValue
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $     1,241,910        1,256,182          491,657           77,961
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,733,033)      (1,015,749)        (427,970)        (236,395)
      BOA Vision ...................................       (1,962,632)      (1,073,332)        (588,525)        (228,347)
      BOA Enterprise ...............................           (2,034)          (1,174)          (1,181)            (559)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,455,789)        (834,073)        (526,019)        (387,340)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      361,873,253      134,023,354       49,075,920       32,856,963
  Cost of mutual fund shares sold ..................     (348,435,933)    (112,395,449)     (49,213,498)     (27,872,971)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       13,437,320       21,627,905         (137,578)       4,983,992
  Change in unrealized gain (loss) on investments ..        4,337,447       (1,464,913)      (3,517,470)       1,666,087
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       17,774,767       20,162,992       (3,655,048)       6,650,079
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       12,749,123        2,422,638        5,869,944          151,154
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       28,068,101       21,751,557        1,688,877        6,413,893
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       27,075,201       40,115,028       15,060,446       18,394,894
  Transfers between funds ..........................       76,963,986       39,235,433       (9,597,717)      44,252,062
  Redemptions ......................................      (21,143,253)      (8,333,537)      (6,581,279)      (1,702,361)
  Annuity benefits .................................          (13,625)          (1,590)         (21,465)               -
  Annual contract maintenance charge (note 2) ......          (79,895)         (50,442)         (19,679)          (7,615)
  Contingent deferred sales charges (note 2) .......         (250,396)        (133,437)        (100,776)         (15,377)
  Adjustments to maintain reserves .................          (18,968)           1,318          (51,138)            (157)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       82,533,050       70,832,773       (1,311,608)      60,921,446
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      110,601,151       92,584,330          377,269       67,335,339
  Contract owners' equity beginning of period ......      181,376,626       88,792,296       68,407,922        1,072,583
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   291,977,777      181,376,626       68,785,191       68,407,922
                                                      ===============   ==============   ==============   ==============

                                                                  AVISGro                          AVISHiYld
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      104,724          144,798          252,109          253,822
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (365,360)        (329,103)         (39,297)         (38,276)
      BOA Vision ...................................               -                -                -                -
      BOA Enterprise ...............................               -                -                -                -
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (260,636)        (184,305)         212,812          215,546
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       7,115,941        6,487,233        1,134,719          736,561
  Cost of mutual fund shares sold ..................      (3,771,756)      (3,240,097)      (1,075,993)        (655,361)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       3,344,185        3,247,136           58,726           81,200
  Change in unrealized gain (loss) on investments ..       1,042,218           21,117         (303,262)         (32,967)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       4,386,403        3,268,253         (244,536)          48,233
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       4,170,092        3,172,499           36,591           33,142
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       8,295,859        6,256,447            4,867          296,921
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................         511,282          597,163          116,063           75,598
  Transfers between funds ..........................        (964,009)        (973,320)        (107,348)         264,205
  Redemptions ......................................      (3,204,144)      (2,781,554)        (566,909)        (409,603)
  Annuity benefits .................................            (444)            (946)          (5,289)          (1,226)
  Annual contract maintenance charge (note 2) ......         (14,895)         (16,365)          (1,991)          (2,453)
  Contingent deferred sales charges (note 2) .......          (9,981)         (10,780)          (3,772)          (1,609)
  Adjustments to maintain reserves .................             578              998           (2,332)             271
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (3,681,613)      (3,184,804)        (571,578)         (74,817)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       4,614,246        3,071,643         (566,711)         222,104
  Contract owners' equity beginning of period ......      26,518,943       23,447,300        3,193,216        2,971,112
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   31,133,189       26,518,943        2,626,505        3,193,216
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   AVISGvt                          DrySRGro
                                                      --------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       270,372          369,310          409,775          623,680
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (60,816)         (72,106)      (1,451,837)        (927,006)
      BOA Vision ...................................                -                -       (1,439,799)        (837,713)
      BOA Enterprise ...............................                -                -           (2,748)          (1,418)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          209,556          297,204       (2,484,609)      (1,142,457)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............        1,748,263        1,786,834      143,677,649       79,140,012
  Cost of mutual fund shares sold ..................       (1,871,313)      (1,861,559)    (117,379,825)     (67,423,514)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............         (123,050)         (74,725)      26,297,824       11,716,498
  Change in unrealized gain (loss) on investments ..          209,910          140,996       14,964,682       12,405,500
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................           86,860           66,271       41,262,506       24,121,998
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -        9,504,871        4,861,060
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........          296,416          363,475       48,282,768       27,840,601
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          143,640          127,889       34,640,924       50,107,726
  Transfers between funds ..........................         (143,468)        (309,384)      17,779,620       36,729,046
  Redemptions ......................................         (894,059)      (1,207,471)     (16,450,256)     (14,091,480)
  Annuity benefits .................................           (3,938)            (536)          (5,152)          (4,381)
  Annual contract maintenance charge (note 2) ......           (3,913)          (4,847)        (112,389)         (67,753)
  Contingent deferred sales charges (note 2) .......           (3,582)          (4,252)        (243,228)        (365,621)
  Adjustments to maintain reserves .................           (1,962)              51            1,747            2,732
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................         (907,282)      (1,398,550)      35,611,266       72,310,269
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............         (610,866)      (1,035,075)      83,894,034      100,150,870
  Contract owners' equity beginning of period ......        5,090,894        6,125,969      181,485,180       81,334,310
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     4,480,028        5,090,894      265,379,214      181,485,180
                                                      ===============   ==============   ==============   ==============

                                                                 DryStkix                          DryCapAp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   18,675,816       13,324,202          862,672           72,902
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (7,978,285)      (4,928,324)        (524,245)         (12,311)
      BOA Vision ...................................     (10,844,564)      (6,128,921)        (571,382)         (24,419)
      BOA Enterprise ...............................         (17,348)          (8,919)            (873)             (17)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (164,381)       2,258,038         (233,828)          36,155
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     443,376,469      196,995,162       74,053,794        5,083,147
  Cost of mutual fund shares sold ..................    (301,499,093)    (145,321,824)     (68,960,812)      (5,096,505)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     141,877,376       51,673,338        5,092,982          (13,358)
  Change in unrealized gain (loss) on investments ..     179,528,535      113,272,914       13,393,944           63,381
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     321,405,911      164,946,252       18,486,926           50,023
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       3,418,338       30,917,521           14,955            6,103
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     324,659,868      198,121,811       18,268,053           92,281
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     214,991,310      302,375,457       15,138,079        3,431,579
  Transfers between funds ..........................     190,453,913      185,055,283      130,801,206        6,774,363
  Redemptions ......................................    (101,442,520)     (44,011,999)      (6,949,302)        (246,314)
  Annuity benefits .................................        (151,728)         (20,897)               -                -
  Annual contract maintenance charge (note 2) ......        (444,587)        (248,202)         (22,248)            (468)
  Contingent deferred sales charges (note 2) .......      (1,522,122)        (796,708)         (81,927)          (2,852)
  Adjustments to maintain reserves .................         (10,118)           1,320             (907)            (701)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     301,874,148      442,354,254      138,884,901        9,955,607
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     626,534,016      640,476,065      157,152,954       10,047,888
  Contract owners' equity beginning of period ......   1,096,238,216      455,762,151       10,047,888                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,722,772,232    1,096,238,216      167,200,842       10,047,888
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   DryGrinc                          FidVIPEI
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $        691,042         403,974       36,741,162       31,564,284
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (350,592)        (148,142)     (20,689,256)     (18,215,213)
      BOA Vision ...................................         (598,700)        (237,804)     (15,778,209)     (11,859,942)
      BOA Enterprise ...............................           (3,387)          (1,115)         (15,123)          (9,194)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (261,637)          16,913          258,574        1,479,935
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       30,513,353        7,332,820      360,627,004      137,267,016
  Cost of mutual fund shares sold ..................      (28,500,253)      (6,945,321)    (227,981,252)     (91,126,170)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        2,013,100          387,499      132,645,752       46,140,846
  Change in unrealized gain (loss) on investments ..        3,889,051         (107,097)     (11,150,576)     306,220,297
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        5,902,151          280,402      121,495,176      352,361,143
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        1,182,628        3,333,581      130,755,312      158,698,207
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        6,823,142        3,630,896      252,509,062      512,539,285
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       20,276,212       31,096,853      244,737,638      395,432,535
  Transfers between funds ..........................        2,527,467       21,834,332     (147,382,926)      (6,514,287)
  Redemptions ......................................       (4,679,160)      (1,113,904)    (223,884,295)    (152,832,877)
  Annuity benefits .................................                -                -         (277,211)        (151,789)
  Annual contract maintenance charge (note 2) ......          (24,697)          (5,976)      (1,076,592)        (987,195)
  Contingent deferred sales charges (note 2) .......          (79,324)         (21,429)      (2,878,268)      (2,099,197)
  Adjustments to maintain reserves .................           (1,898)             558          (72,439)         (20,082)
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       18,018,600       51,790,434     (130,834,093)     232,827,108
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       24,841,742       55,421,330      121,674,969      745,366,393
  Contract owners' equity beginning of period ......       55,629,567          208,237    2,596,523,771    1,851,157,378
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    80,471,309       55,629,567    2,718,198,740    2,596,523,771
                                                      ===============   ==============   ==============   ==============

                                                                  FidVIPGr                          FidVIPHI
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   10,166,752       11,151,243       62,256,993       47,561,883
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................     (20,216,127)     (17,002,784)      (5,314,746)      (5,147,050)
      BOA Vision ...................................     (10,214,372)      (7,588,917)      (5,818,593)      (4,584,647)
      BOA Enterprise ...............................         (14,330)          (8,279)          (5,086)          (3,838)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................     (20,278,077)     (13,448,737)      51,118,568       37,826,348
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     582,531,833      361,048,888      423,878,325      311,819,193
  Cost of mutual fund shares sold ..................    (421,522,045)    (231,057,958)    (424,592,843)    (295,085,798)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............     161,009,788      129,990,930         (714,518)      16,733,395
  Change in unrealized gain (loss) on investments ..     330,693,565      186,810,844     (127,578,300)      45,290,142
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     491,703,353      316,801,774     (128,292,818)      62,023,537
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................     265,940,840       49,915,087       39,559,131        5,878,435
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     737,366,116      353,268,124      (37,615,119)     105,728,320
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     181,501,856      253,081,701       84,716,749      139,864,147
  Transfers between funds ..........................      58,879,586     (129,238,876)     (63,945,106)     (19,876,856)
  Redemptions ......................................    (194,431,314)    (141,496,031)     (79,994,258)     (51,389,595)
  Annuity benefits .................................        (254,430)        (128,135)         (64,108)         (44,670)
  Annual contract maintenance charge (note 2) ......      (1,169,401)      (1,099,317)        (250,706)        (245,933)
  Contingent deferred sales charges (note 2) .......      (2,499,712)      (2,350,994)        (968,813)        (744,127)
  Adjustments to maintain reserves .................         (85,859)         (37,457)          34,738           12,025
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      41,940,726      (21,269,109)     (60,471,504)      67,574,991
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     779,306,842      331,999,015      (98,086,623)     173,303,311
  Contract owners' equity beginning of period ......   1,994,796,761    1,662,797,746      827,837,454      654,534,143
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $2,774,103,603    1,994,796,761      729,750,831      827,837,454
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   FidVIPOv                          FidVIPAM
                                                      --------------------------------   -------------------------------
                                                            1998             1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    11,424,188        9,616,272       34,225,218       32,069,538
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (5,767,471)      (6,016,329)     (10,568,738)      (9,994,932)
      BOA Vision ...................................       (2,267,521)      (2,010,362)      (4,231,809)      (3,404,754)
      BOA Enterprise ...............................             (762)            (497)          (2,407)          (1,229)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,388,434        1,589,084       19,422,264       18,668,623
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      448,515,931      325,866,496      111,473,351       64,155,222
  Cost of mutual fund shares sold ..................     (408,495,774)    (271,581,444)     (90,494,053)     (50,691,840)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       40,020,157       54,285,052       20,979,298       13,463,382
  Change in unrealized gain (loss) on investments ..      (11,007,004)     (34,908,260)      (3,096,910)      61,763,112
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       29,013,153       19,376,792       17,882,388       75,226,494
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       33,671,290       38,173,687      102,675,653       80,445,621
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       66,072,877       59,139,563      139,980,305      174,340,738
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,783,097       59,588,290       83,198,673      111,981,451
  Transfers between funds ..........................      (47,526,193)     (49,688,118)     (45,694,699)     (50,915,784)
  Redemptions ......................................      (59,779,420)     (45,181,274)    (117,229,468)     (79,250,445)
  Annuity benefits .................................         (122,919)         (81,666)        (210,178)        (154,671)
  Annual contract maintenance charge (note 2) ......         (315,146)        (348,798)        (577,324)        (604,024)
  Contingent deferred sales charges (note 2) .......         (694,542)        (640,146)      (1,488,964)      (1,221,254)
  Adjustments to maintain reserves .................           (2,419)         (19,734)         (21,188)          20,989
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (72,657,542)     (36,371,446)     (82,023,148)     (20,143,738)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       (6,584,665)      22,768,117       57,957,157      154,197,000
  Contract owners' equity beginning of period ......      585,358,058      562,589,941    1,080,601,131      926,404,131
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   578,773,393      585,358,058    1,138,558,288    1,080,601,131
                                                      ===============   ==============   ==============   ==============

                                                                 FidVIPCon                         FidVIPGrOp
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    6,336,699        4,746,178          757,412                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (6,038,275)      (4,517,986)        (623,486)         (60,777)
      BOA Vision ...................................      (7,641,255)      (5,308,985)        (837,609)         (90,378)
      BOA Enterprise ...............................          (5,816)          (3,863)          (1,084)            (205)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,348,647)      (5,084,656)        (704,767)        (151,360)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     156,614,980       79,785,498       46,907,717       13,987,376
  Cost of mutual fund shares sold ..................    (103,037,324)     (62,047,221)     (43,276,275)     (13,645,097)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      53,577,656       17,738,277        3,631,442          342,279
  Change in unrealized gain (loss) on investments ..     165,270,018      115,299,306       17,973,839        1,832,634
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     218,847,674      133,037,583       21,605,281        2,174,913
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      46,619,997       12,543,472        2,632,909                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     258,119,024      140,496,399       23,533,423        2,023,553
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     117,785,191      205,780,604       34,421,791       14,171,862
  Transfers between funds ..........................      21,712,329       60,354,302       61,633,353       32,032,277
  Redemptions ......................................     (69,506,982)     (35,225,735)      (8,308,180)        (564,541)
  Annuity benefits .................................         (85,161)         (26,879)          (8,900)               -
  Annual contract maintenance charge (note 2) ......        (362,629)        (255,108)         (28,889)          (2,292)
  Contingent deferred sales charges (note 2) .......      (1,098,841)        (633,851)         (90,979)          (5,479)
  Adjustments to maintain reserves .................        (190,380)          19,885           20,282            1,844
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      68,253,527      230,013,218       87,638,478       45,633,671
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     326,372,551      370,509,617      111,171,901       47,657,224
  Contract owners' equity beginning of period ......     898,176,376      527,666,759       47,657,224                -
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,224,548,927      898,176,376      158,829,125       47,657,224
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   MSEmMkt                          NSATCapAp
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       896,541          215,622        4,224,848        2,726,088
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (58,296)         (15,348)      (3,700,716)      (1,856,637)
      BOA Vision ...................................          (62,351)         (17,202)      (3,266,685)      (1,437,155)
      BOA Enterprise ...............................             (123)            (104)         (21,628)          (6,787)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          775,771          182,968       (2,764,181)        (574,491)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       34,386,517        9,201,428      133,708,074       62,546,657
  Cost of mutual fund shares sold ..................      (37,579,962)      (9,604,273)     (90,629,019)     (46,273,238)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,193,445)        (402,845)      43,079,055       16,273,419
  Change in unrealized gain (loss) on investments ..         (588,871)        (134,747)      63,140,856       40,948,774
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (3,782,316)        (537,592)     106,219,911       57,222,193
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -           93,569       19,370,613        7,703,943
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (3,006,545)        (261,055)     122,826,343       64,351,645
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        1,603,596        3,095,151       79,993,702       79,512,984
  Transfers between funds ..........................        2,595,520        5,390,535      176,934,765       95,314,794
  Redemptions ......................................         (600,107)         (69,221)     (44,265,008)     (14,345,113)
  Annuity benefits .................................                -                -           (8,859)            (292)
  Annual contract maintenance charge (note 2) ......           (2,449)            (458)        (187,439)         (90,956)
  Contingent deferred sales charges (note 2) .......           (8,579)            (349)        (603,195)        (235,192)
  Adjustments to maintain reserves .................            3,560           (7,793)          31,933            8,193
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................        3,591,541        8,407,865      211,895,899      160,164,418
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............          584,996        8,146,810      334,722,242      224,516,063
  Contract owners' equity beginning of period ......        8,146,810                -      363,605,489      139,089,426
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $     8,731,806        8,146,810      698,327,731      363,605,489
                                                      ===============   ==============   ==============   ==============

                                                                 NSATGvtBd                         NSATMyMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   20,283,271       17,136,024       49,803,790       46,200,443
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (3,112,323)      (2,631,037)      (7,311,860)      (6,719,210)
      BOA Vision ...................................      (1,819,228)      (1,049,731)      (5,795,865)      (5,441,823)
      BOA Enterprise ...............................          (4,150)          (1,876)          (7,805)          (7,890)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      15,347,570       13,453,380       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     207,789,615       91,300,089    3,220,375,906    2,446,735,002
  Cost of mutual fund shares sold ..................    (193,984,368)     (88,341,190)  (3,220,375,906)  (2,446,735,002)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      13,805,247        2,958,899                -                -
  Change in unrealized gain (loss) on investments ..      (6,851,480)       4,971,271                -                -
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       6,953,767        7,930,170                -                -
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................       2,132,513                -                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      24,433,850       21,383,550       36,688,260       34,031,520
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      39,548,416       36,656,330      264,092,504      574,163,215
  Transfers between funds ..........................     121,987,540       (6,550,198)      69,584,573     (398,798,940)
  Redemptions ......................................     (43,099,055)     (32,967,846)    (235,028,324)    (176,620,083)
  Annuity benefits .................................         (24,316)         (22,811)         (33,165)         (29,991)
  Annual contract maintenance charge (note 2) ......        (162,551)        (161,508)        (329,944)        (338,131)
  Contingent deferred sales charges (note 2) .......        (471,441)        (449,182)      (3,229,365)      (2,442,204)
  Adjustments to maintain reserves .................         (20,225)           2,293          124,919           11,382
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     117,758,368       (3,492,922)      95,181,198       (4,054,752)
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     142,192,218       17,890,628      131,869,458       29,976,768
  Contract owners' equity beginning of period ......     299,681,912      281,791,284      839,446,497      809,469,729
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  441,874,130      299,681,912      971,315,955      839,446,497
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NSATSmCapV                          NSATSmCo
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................          (31,885)               -       (1,700,513)      (1,428,117)
      BOA Vision ...................................          (35,054)               -       (2,059,122)      (1,497,619)
      BOA Enterprise ...............................              (83)               -           (8,482)          (8,023)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................          (67,022)               -       (3,768,117)      (2,933,759)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       43,832,595                -      261,860,480      136,575,863
  Cost of mutual fund shares sold ..................      (42,411,426)               -     (254,018,492)    (116,663,809)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        1,421,169                -        7,841,988       19,912,054
  Change in unrealized gain (loss) on investments ..          575,447                -       (2,212,959)       4,818,936
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        1,996,616                -        5,629,029       24,730,990
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -        7,911,895
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        1,929,594                -        1,860,912       29,709,126
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................          859,632                -       36,933,858       68,338,674
  Transfers between funds ..........................       11,542,676                -      (26,891,714)      46,335,002
  Redemptions ......................................         (691,704)               -      (20,592,877)     (12,078,315)
  Annuity benefits .................................                -                -          (24,125)          (1,773)
  Annual contract maintenance charge (note 2) ......           (1,173)               -         (105,259)         (76,406)
  Contingent deferred sales charges (note 2) .......           (8,593)               -         (293,623)        (198,899)
  Adjustments to maintain reserves .................               87                -          (19,321)           9,979
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       11,700,925                -      (10,993,061)     102,328,262
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       13,630,519                -       (9,132,149)     132,037,388
  Contract owners' equity beginning of period ......                -                -      290,550,223      158,512,835
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    13,630,519                -      281,418,074      290,550,223
                                                      ===============   ==============   ==============   ==============

                                                                 NSATTotRe                         NBAMTGro
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $   12,035,844       12,556,764                -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (8,914,235)      (6,944,503)      (4,492,337)      (4,438,181)
      BOA Vision ...................................      (6,595,435)      (3,970,444)      (1,605,250)      (1,315,545)
      BOA Enterprise ...............................         (44,307)         (24,485)          (2,546)          (1,945)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (3,518,133)       1,617,332       (6,100,133)      (5,755,671)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      98,753,814       36,066,433      232,023,189      177,857,355
  Cost of mutual fund shares sold ..................     (54,160,507)     (22,601,600)    (234,618,122)    (151,296,684)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      44,593,307       13,464,833       (2,594,933)      26,560,671
  Change in unrealized gain (loss) on investments ..      82,128,581      139,386,896      (55,314,235)      47,617,333
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     126,721,888      152,851,729      (57,909,168)      74,178,004
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      48,037,783       32,893,745      124,274,598       32,577,604
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........     171,241,538      187,362,806       60,265,297      100,999,937
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     144,141,140      234,728,766       28,776,863       44,470,540
  Transfers between funds ..........................     (18,161,876)      82,492,350      (34,982,287)      (3,323,065)
  Redemptions ......................................     (98,751,498)     (51,176,329)     (46,230,014)     (39,592,901)
  Annuity benefits .................................        (194,097)        (152,880)         (83,808)         (60,735)
  Annual contract maintenance charge (note 2) ......        (517,264)        (390,286)        (257,911)        (269,972)
  Contingent deferred sales charges (note 2) .......      (1,246,430)        (714,965)        (499,129)        (523,316)
  Adjustments to maintain reserves .................          49,874           38,731          (42,003)          12,128
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      25,319,849      264,825,387      (53,318,289)         712,679
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     196,561,387      452,188,193        6,947,008      101,712,616
  Contract owners' equity beginning of period ......   1,035,147,551      582,959,358      477,494,040      375,781,424
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $1,231,708,938    1,035,147,551      484,441,048      477,494,040
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                 NBAMTGuard                         NBAMTLMat
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -       11,658,274       11,734,100
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (101,891)               -       (1,461,067)      (1,495,421)
      BOA Vision ...................................         (175,876)               -       (1,044,829)      (1,132,335)
      BOA Enterprise ...............................             (340)               -             (942)            (568)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (278,107)               -        9,151,436        9,105,776
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       27,174,222                -       67,231,619       57,634,002
  Cost of mutual fund shares sold ..................      (30,893,655)               -      (69,328,641)     (58,656,885)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       (3,719,433)               -       (2,097,022)      (1,022,883)
  Change in unrealized gain (loss) on investments ..        1,222,564                -       (1,610,865)       1,972,323
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       (2,496,869)               -       (3,707,887)         949,440
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................                -                -                -                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       (2,774,976)               -        5,443,549       10,055,216
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        2,669,820                -       23,144,819       56,406,502
  Transfers between funds ..........................       40,976,322                -      (13,621,857)     (64,818,071)
  Redemptions ......................................       (2,970,574)               -      (24,447,184)     (16,675,074)
  Annuity benefits .................................                -                -          (19,554)         (15,225)
  Annual contract maintenance charge (note 2) ......           (4,885)               -          (61,292)         (65,787)
  Contingent deferred sales charges (note 2) .......          (35,504)               -         (209,330)        (209,825)
  Adjustments to maintain reserves .................             (191)               -            5,646              372
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       40,634,988                -      (15,208,752)     (25,377,108)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       37,860,012                -       (9,765,203)     (15,321,892)
  Contract owners' equity beginning of period ......                -                -      188,450,178      203,772,070
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    37,860,012                -      178,684,975      188,450,178
                                                      ===============   ==============   ==============   ==============

                                                                  NBAMTPart                         OppBdFd
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,116,604        1,231,708        4,888,363       14,915,295
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (4,534,910)      (3,649,443)      (1,946,480)      (1,630,280)
      BOA Vision ...................................      (5,859,017)      (4,169,214)      (2,306,525)      (1,603,881)
      BOA Enterprise ...............................          (9,661)          (6,318)          (2,200)            (864)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (7,286,984)      (6,593,267)         633,158       11,680,270
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     323,653,191      239,929,783       72,961,916       30,992,706
  Cost of mutual fund shares sold ..................    (285,611,423)    (184,398,144)     (68,091,867)     (30,503,439)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      38,041,768       55,531,639        4,870,049          489,267
  Change in unrealized gain (loss) on investments ..    (112,673,667)      71,315,949        6,100,995        5,495,496
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................     (74,631,899)     126,847,588       10,971,044        5,984,763
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      98,173,016       18,968,301        4,423,968          738,909
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,254,133      139,222,622       16,028,170       18,403,942
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................     106,356,098      178,218,856       38,178,922       55,252,898
  Transfers between funds ..........................    (179,019,279)     138,729,962       20,835,559       19,335,126
  Redemptions ......................................     (54,732,674)     (32,375,861)     (27,001,741)     (16,712,535)
  Annuity benefits .................................         (14,950)          (1,195)         (62,643)         (54,502)
  Annual contract maintenance charge (note 2) ......        (238,809)        (163,783)         (96,177)         (89,653)
  Contingent deferred sales charges (note 2) .......        (785,338)        (453,932)        (362,728)        (268,113)
  Adjustments to maintain reserves .................            (732)           1,670            1,178           (3,694)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................    (128,435,684)     283,955,717       31,492,370       57,459,527
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............    (112,181,551)     423,178,339       47,520,540       75,863,469
  Contract owners' equity beginning of period ......     777,189,563      354,011,224      290,966,291      215,102,822
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  665,008,012      777,189,563      338,486,831      290,966,291
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  OppGISec                            OppGro
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    10,856,886        4,353,191          188,351                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (3,496,341)      (2,979,200)        (275,168)         (18,845)
      BOA Vision ...................................       (3,604,162)      (2,689,657)        (239,248)         (22,068)
      BOA Enterprise ...............................           (1,733)          (1,095)            (731)             (42)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................        3,754,650       (1,316,761)        (326,796)         (40,955)
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      125,576,767       76,448,017       17,011,520          738,091
  Cost of mutual fund shares sold ..................      (88,844,140)     (62,463,469)     (17,085,617)        (732,690)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       36,732,627       13,984,548          (74,097)           5,401
  Change in unrealized gain (loss) on investments ..      (21,261,831)      60,986,819        6,064,468         (150,054)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................       15,470,796       74,971,367        5,990,371         (144,653)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       40,867,407                -        2,272,563                -
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........       60,092,853       73,654,606        7,936,138         (185,608)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       51,559,320       90,024,052       16,030,396        5,815,873
  Transfers between funds ..........................      (20,304,286)      43,312,410       26,102,066       10,665,183
  Redemptions ......................................      (37,751,898)     (23,014,747)      (2,687,765)        (104,041)
  Annuity benefits .................................          (42,320)          (4,941)          (3,335)               -
  Annual contract maintenance charge (note 2) ......         (192,525)        (173,863)         (13,027)            (799)
  Contingent deferred sales charges (note 2) .......         (520,846)        (394,896)         (30,325)            (619)
  Adjustments to maintain reserves .................          (20,237)        (691,837)          31,362              125
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................       (7,272,792)     109,056,178       39,429,372       16,375,722
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       52,820,061      182,710,784       47,365,510       16,190,114
  Contract owners' equity beginning of period ......      489,322,678      306,611,894       16,190,114                -
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   542,142,739      489,322,678       63,555,624       16,190,114
                                                      ===============   ==============   ==============   ==============

                                                                  OppMult                            StOpp2
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    3,212,145       10,986,747        1,848,130        2,534,711
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (2,450,308)      (2,272,557)      (6,768,918)      (5,943,611)
      BOA Vision ...................................      (2,206,025)      (1,628,568)      (3,890,877)      (3,119,935)
      BOA Enterprise ...............................          (2,886)          (1,491)          (5,469)          (2,861)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (1,447,074)       7,084,131       (8,817,134)      (6,531,696)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      41,801,113        8,146,767      193,720,998      148,226,419
  Cost of mutual fund shares sold ..................     (33,330,835)      (6,105,557)    (137,667,518)    (109,705,183)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       8,470,278        2,041,210       56,053,480       38,521,236
  Change in unrealized gain (loss) on investments ..      (9,193,583)      22,703,778      (62,980,528)      53,401,226
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        (723,305)      24,744,988       (6,927,048)      91,922,462
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................      18,630,439        9,159,579      101,358,207       57,079,292
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      16,460,060       40,988,698       85,614,025      142,470,058
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      36,934,558       67,724,310       61,374,281       89,723,233
  Transfers between funds ..........................     (27,844,235)      15,591,000      (62,713,711)     (29,207,063)
  Redemptions ......................................     (33,380,272)     (20,273,082)     (60,899,142)     (40,126,673)
  Annuity benefits .................................         (41,603)          (8,967)         (63,802)         (34,707)
  Annual contract maintenance charge (note 2) ......        (137,253)        (128,063)        (360,713)        (341,773)
  Contingent deferred sales charges (note 2) .......        (425,530)        (313,339)        (814,460)        (633,525)
  Adjustments to maintain reserves .................         (12,023)           2,876            3,809          (51,000)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (24,906,358)      62,594,735      (63,473,738)      19,328,492
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (8,446,298)     103,583,433       22,140,287      161,798,550
  Contract owners' equity beginning of period ......     340,972,204      237,388,771      764,227,770      602,429,220
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  332,525,906      340,972,204      786,368,057      764,227,770
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                   StDisc2                           StintStk2
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -          531,928        1,173,377
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (1,451,734)      (1,607,469)        (263,007)        (440,839)
      BOA Vision ...................................         (935,260)        (996,834)        (348,046)        (479,748)
      BOA Enterprise ...............................             (477)            (520)            (326)            (503)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................       (2,387,471)      (2,604,823)         (79,451)         252,287
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............       81,516,149      123,823,006       52,143,627       39,269,990
  Cost of mutual fund shares sold ..................      (73,384,284)    (138,054,663)     (61,140,929)     (40,207,464)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        8,131,865      (14,231,657)      (8,997,302)        (937,474)
  Change in unrealized gain (loss) on investments ..        1,124,195       35,647,182        6,694,716       (9,982,351)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................        9,256,060       21,415,525       (2,302,586)     (10,919,825)
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................        2,856,579                -                -        1,762,973
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........        9,725,168       18,810,702       (2,382,037)      (8,904,565)
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       13,493,166       22,742,374        4,412,210       16,108,665
  Transfers between funds ..........................      (28,949,271)     (42,069,763)     (10,811,583)     (22,926,232)
  Redemptions ......................................      (14,296,989)     (12,584,675)      (3,576,372)      (4,298,166)
  Annuity benefits .................................          (10,191)          (9,675)          (4,776)          (1,862)
  Annual contract maintenance charge (note 2) ......          (92,275)        (105,512)         (17,559)         (23,552)
  Contingent deferred sales charges (note 2) .......         (225,995)        (239,340)         (55,830)         (69,910)
  Adjustments to maintain reserves .................          (15,647)           2,840           (5,143)           5,043
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (30,097,202)     (32,263,751)     (10,059,053)     (11,206,014)
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (20,372,034)     (13,453,049)     (12,441,090)     (20,110,579)
  Contract owners' equity beginning of period ......      195,266,423      208,719,472       49,718,321       69,828,900
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   174,894,389      195,266,423       37,277,231       49,718,321
                                                      ===============   ==============   ==============   ==============

                                                                  VEWrldBd                        VEWrldEMkt
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $      874,183        3,428,399          606,759          154,979
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................        (780,003)        (866,795)        (339,625)        (699,280)
      BOA Vision ...................................        (569,654)        (470,930)        (355,352)        (592,796)
      BOA Enterprise ...............................            (230)            (130)            (728)          (1,071)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................        (475,704)       2,090,544          (88,946)      (1,138,168)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      69,501,826       36,100,931       93,885,231       85,151,405
  Cost of mutual fund shares sold ..................     (64,533,774)     (37,747,713)    (142,305,956)     (84,005,535)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............       4,968,052       (1,646,782)     (48,420,725)       1,145,870
  Change in unrealized gain (loss) on investments ..       6,347,948          311,663       27,275,773      (24,512,682)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      11,316,000       (1,335,119)     (21,144,952)     (23,366,812)
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -                -          539,341                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      10,840,296          755,425      (20,694,557)     (24,504,980)
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       5,953,441       13,446,356        8,718,923       39,216,218
  Transfers between funds ..........................      (2,334,954)     (16,903,125)     (25,081,916)      58,762,770
  Redemptions ......................................     (12,034,561)      (9,117,586)      (5,537,310)      (7,729,327)
  Annuity benefits .................................         (11,719)         (11,204)          (2,591)          (1,090)
  Annual contract maintenance charge (note 2) ......         (39,304)         (44,515)         (24,163)         (31,176)
  Contingent deferred sales charges (note 2) .......        (134,345)        (111,505)         (76,401)        (109,502)
  Adjustments to maintain reserves .................         (57,710)           3,411          (41,405)          (6,833)
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................      (8,659,152)     (12,738,168)     (22,044,863)      90,101,060
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............       2,181,144      (11,982,743)     (42,739,420)      65,596,080
  Contract owners' equity beginning of period ......      97,264,864      109,247,607       77,776,313       12,180,233
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $   99,446,008       97,264,864       35,036,893       77,776,313
                                                      ==============   ==============   ==============   ==============

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  VEWrldHAs                          MSRESec
                                                      --------------------------------   -------------------------------
                                                           1998              1997             1998             1997
                                                      ---------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $       711,661        2,942,339          393,097        6,929,835
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................         (800,231)      (1,330,754)      (1,314,258)      (1,477,443)
      BOA Vision ...................................         (438,740)        (670,086)      (1,509,947)      (1,377,066)
      BOA Enterprise ...............................             (892)          (1,080)          (2,421)          (2,322)
                                                      ---------------   --------------   --------------   --------------
    Net investment activity ........................         (528,202)         940,419       (2,433,529)       4,073,004
                                                      ---------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............      110,716,383      180,226,702      109,606,337       87,738,533
  Cost of mutual fund shares sold ..................     (157,079,801)    (178,928,373)    (107,603,836)     (67,567,070)
                                                      ---------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............      (46,363,418)       1,298,329        2,002,501       20,171,463
  Change in unrealized gain (loss) on investments ..       (5,019,280)     (10,420,493)     (34,053,106)      (8,041,235)
                                                      ---------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      (51,382,698)      (9,122,164)     (32,050,605)      12,130,228
                                                      ---------------   --------------   --------------   --------------
  Reinvested capital gains .........................       17,475,241        3,986,394        3,868,070       22,876,677
                                                      ---------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (34,435,659)      (4,195,351)     (30,616,064)      39,079,909
                                                      ---------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................        6,023,164       16,547,301       22,405,804       63,961,156
  Transfers between funds ..........................      (25,954,967)     (24,931,349)     (84,189,451)      26,781,688
  Redemptions ......................................       (8,770,856)     (11,775,774)     (16,396,178)     (11,168,996)
  Annuity benefits .................................           (8,819)          (2,890)         (23,453)          (1,202)
  Annual contract maintenance charge (note 2) ......          (51,034)         (76,665)         (65,816)         (56,589)
  Contingent deferred sales charges (note 2) .......         (112,511)        (187,910)        (213,235)        (156,322)
  Adjustments to maintain reserves .................          (61,663)          (7,728)         (13,239)           4,138
                                                      ---------------   --------------   --------------   --------------
      Net equity transactions ......................      (28,936,686)     (20,435,015)     (78,495,568)      79,363,873
                                                      ---------------   --------------   --------------   --------------

  Net change in contract owners' equity ............      (63,372,345)     (24,630,366)    (109,111,632)     118,443,782
  Contract owners' equity beginning of period ......      127,190,392      151,820,758      268,677,705      150,233,923
                                                      ---------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $    63,818,047      127,190,392      159,566,073      268,677,705
                                                      ===============   ==============   ==============   ==============

                                                                  WPintEq                          WPPVenCap
                                                      -------------------------------   -------------------------------
                                                           1998             1997             1998             1997
                                                      --------------   --------------   --------------   --------------
Investment activity:
  Reinvested dividends .............................  $    1,248,393        2,335,080                -            2,289
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................      (1,543,369)      (1,892,289)        (124,501)        (135,993)
      BOA Vision ...................................      (2,099,581)      (2,323,574)        (121,909)        (167,588)
      BOA Enterprise ...............................          (1,148)          (1,546)            (383)            (252)
                                                      --------------   --------------   --------------   --------------
    Net investment activity ........................      (2,395,705)      (1,882,329)        (246,793)        (301,544)
                                                      --------------   --------------   --------------   --------------

  Proceeds from mutual fund shares sold ............     175,012,080       94,815,826       41,505,314       46,674,220
  Cost of mutual fund shares sold ..................    (175,381,602)     (87,661,494)     (41,036,519)     (44,520,920)
                                                      --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ............        (369,522)       7,154,332          468,795        2,153,300
  Change in unrealized gain (loss) on investments ..      16,362,407      (34,790,695)         652,131         (396,347)
                                                      --------------   --------------   --------------   --------------
    Net gain (loss) on investments .................      15,992,885      (27,636,363)       1,120,926        1,756,953
                                                      --------------   --------------   --------------   --------------
  Reinvested capital gains .........................               -       16,160,192                -                -
                                                      --------------   --------------   --------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      13,597,180      (13,358,500)         874,133        1,455,409
                                                      --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................      24,541,336       69,542,854        2,630,810        6,835,129
  Transfers between funds ..........................     (77,448,000)     (17,704,103)       5,896,486         (463,676)
  Redemptions ......................................     (19,392,829)     (16,226,024)      (1,865,017)      (2,561,771)
  Annuity benefits .................................         (14,068)          (8,123)               -                -
  Annual contract maintenance charge (note 2) ......         (86,940)         (95,572)          (6,719)          (5,950)
  Contingent deferred sales charges (note 2) .......        (269,510)        (245,953)         (22,616)         (29,935)
  Adjustments to maintain reserves .................          (7,444)           4,927             (184)             975
                                                      --------------   --------------   --------------   --------------
      Net equity transactions ......................     (72,677,455)      35,268,006        6,632,760        3,774,772
                                                      --------------   --------------   --------------   --------------

  Net change in contract owners' equity ............     (59,080,275)      21,909,506        7,506,893        5,230,181
  Contract owners' equity beginning of period ......     286,776,025      264,866,519       14,678,793        9,448,612
                                                      --------------   --------------   --------------   --------------
  Contract owners' equity end of period ............  $  227,695,750      286,776,025       22,185,686       14,678,793
                                                      ==============   ==============   ==============   ==============


                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-II

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

                     YEARS ENDED DECEMBER 31, 1998 AND 1997

                                                                  WPSmCoGr
                                                      --------------------------------
                                                            1998             1997
                                                      ---------------   --------------
Investment activity:
  Reinvested dividends .............................  $             -                -
  Mortality, expense and administration
    charges (note 2):
      BOA ..........................................       (2,148,938)      (2,040,961)
      BOA Vision ...................................       (2,437,919)      (2,229,554)
      BOA Enterprise ...............................           (4,146)          (3,912)
                                                      ---------------   --------------
    Net investment activity ........................       (4,591,003)      (4,274,427)
                                                      ---------------   --------------

  Proceeds from mutual fund shares sold ............      234,905,719      206,418,883
  Cost of mutual fund shares sold ..................     (206,336,848)    (190,696,238)
                                                      ---------------   --------------
    Realized gain (loss) on investments ............       28,568,871       15,722,645
  Change in unrealized gain (loss) on investments ..      (37,572,573)      32,994,104
                                                      ---------------   --------------
    Net gain (loss) on investments .................       (9,003,702)      48,716,749
                                                      ---------------   --------------
  Reinvested capital gains .........................                -                -
                                                      ---------------   --------------
      Net increase (decrease) in contract owners'
        equity resulting from operations ...........      (13,594,705)      44,442,322
                                                      ---------------   --------------
Equity transactions:
  Purchase payments received from
    contract owners ................................       35,864,595       78,705,384
  Transfers between funds ..........................      (60,145,996)      21,336,792
  Redemptions ......................................      (24,045,876)     (17,829,181)
  Annuity benefits .................................          (16,707)          (4,658)
  Annual contract maintenance charge (note 2) ......         (131,597)        (116,486)
  Contingent deferred sales charges (note 2) .......         (375,448)        (332,255)
  Adjustments to maintain reserves .................           (8,986)          12,595
                                                      ---------------   --------------
      Net equity transactions ......................      (48,860,015)      81,772,191
                                                      ---------------   --------------

  Net change in contract owners' equity ............      (62,454,720)     126,214,513
  Contract owners' equity beginning of period ......      383,397,113      257,182,600
                                                      ---------------   --------------
  Contract owners' equity end of period ............  $   320,942,393      383,397,113
                                                      ===============   ==============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1998 AND 1997

                 (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations
         The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts
         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
                American VISeries - Growth Fund (AVISGro)
                American VISeries - High-Yield Bond Fund (AVISHiYld)
                American VISeries - U.S. Government/AAA-Rated Securities Fund (AVISGvt)


              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
                Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
                Fidelity VIP - Growth Portfolio (FidVIPGr)
                Fidelity VIP - High Income Portfolio (FidVIPHI)
                Fidelity VIP - Overseas Portfolio (FidVIPOv)

              Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM) Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

              Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
                Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Small Cap Value
                Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger &Berman AMT);
                Neuberger & Berman AMT - Growth Portfolio (NBAMTGro) Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
                Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer VAF - Bond Fund (OppBdFd)
                Oppenheimer VAF - Global Securities Fund (OppGlSec)
                Oppenheimer VAF - Growth Fund (OppGro)
                Oppenheimer VAF - Multiple Strategies Fund (OppMult)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
                Strong VIF - Strong Discovery Fund II (StDisc2)
                Strong VIF - Strong International Stock Fund II (StIntStk2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
                Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)

              Portfolios of the Warburg Pincus Trust;
               Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
         Actual results could differ from those estimates.

     (2) EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of up to $30, dependent on contract type and issue date, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision AnnuitySM contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3)  RELATED PARTY TRANSACTIONS
     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1998, for each series, in both the accumulation and payout phases.

                                                                                                                ANNUAL
 Contract owners' equity represented by:               UNITS        UNIT VALUE                                  RETURN(b)
                                                     ---------      -----------                                 ---------
 Contracts in accumulation phase:
 The BEST OF AMERICA(R) contracts:
   American Century VP -
   American Century VP Balanced:
      Tax qualified                                   3,311,879       $  18.677491     $ 61,857,590                 14%
      Non-tax qualified                               2,684,128          18.677491       50,132,777                 14%
   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                   5,691,252          21.832994      124,257,071                 (3)%
      Non-tax qualified                               3,199,790          21.832994       69,860,996                 (3)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                     851,923          10.825822        9,222,767                  8%(a)
      Non-tax qualified                               1,195,005          10.825822       12,936,911                  8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                   4,804,748          16.121219       77,458,395                 17%
      Non-tax qualified                               3,904,415          16.121219       62,943,929                 17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                   1,289,505          13.057214       16,837,343                  3%
      Non-tax qualified                               1,042,979          13.057214       13,618,400                  3%
   American VI Series - Growth Fund:
      Tax qualified                                     371,663          42.056137       15,630,710                 34%
      Non-tax qualified                                 368,482          42.056137       15,496,929                 34%
   American VI Series -
   High-Yield Bond Fund:
      Tax qualified                                      62,435          25.475118        1,590,539                 (1)%
      Non-tax qualified                                  38,541          25.475118          981,837                 (1)%
   American VI Series - U.S. Government/
   AAA-Rated Securities Fund:
      Tax qualified                                     129,959          21.026607        2,732,597                  7%
      Non-tax qualified                                  81,141          21.026607        1,706,120                  7%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                   3,208,339          27.580026       88,486,073                 28%
      Non-tax qualified                               1,734,954          27.580026       47,850,076                 28%
   Dreyfus Stock Index Fund:
      Tax qualified                                  16,760,500          27.352140      458,435,542                 27%
      Non-tax qualified                              11,496,653          27.352140      314,458,062                 27%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                   3,218,773          13.099410       42,164,027                 29%
      Non-tax qualified                               3,158,512          13.099410       41,374,644                 29%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                   1,530,286          12.641927       19,345,764                 10%
      Non-tax qualified                               1,010,647          12.641927       12,776,526                 10%

   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                    23,119,147           39.068090     903,220,916                  10%
      Non-tax qualified                                17,190,931           39.068090     671,616,839                  10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                    17,532,628           64.597153   1,132,557,853                  38%
      Non-tax qualified                                11,328,287           64.597153     731,775,089                  38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                     6,464,105           26.926873     174,058,134                  (6)%
      Non-tax qualified                                 6,457,997           26.926873     173,893,665                  (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                    11,283,013           20.307878     229,134,051                  11%
      Non-tax qualified                                 9,318,467           20.307878     189,238,291                  11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                    18,785,187           27.616728     518,785,400                  14%
      Non-tax qualified                                10,977,395           27.616728     303,159,732                  14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    15,609,123           20.836167     325,234,294                  28%
      Non-tax qualified                                11,340,649           20.836167     236,295,656                  28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     2,942,745           13.446025      39,568,223                  23%
      Non-tax qualified                                 2,183,868           13.446025      29,364,344                  23%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                       417,556            6.934889       2,895,705                 (29)%
      Non-tax qualified                                   283,779            6.934889       1,967,976                 (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                     6,725,123           30.616503     205,899,749                  28%
      Non-tax qualified                                 5,812,770           30.616503     177,966,690                  28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                     4,202,514           35.250995     148,142,800                   7%
      Non-tax qualified                                 3,353,428           35.157882     117,899,426                   7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    10,938,889           23.891623     261,347,812                   4%
      Non-tax qualified                                12,513,821           23.891623     298,975,494                   4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       405,997            8.528787       3,462,662            (15)%(a)
      Non-tax qualified                                   600,393            8.528787       5,120,624            (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                     4,961,782           15.971964      79,249,403                   0%
      Non-tax qualified                                 3,151,728           15.971964      50,339,286                   0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                     4,459,090           93.358149     416,292,389                  17%
      Non-tax qualified                                 3,296,114           90.954119     299,795,145                  17%
   Neuberger & Berman AMT Growth Portfolio:
      Tax qualified                                     4,739,527           43.203987     204,766,463                  14%
      Non-tax qualified                                 3,535,046           43.203987     152,728,081                  14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                       928,355            9.282422       8,617,383             (7)%(a)
      Non-tax qualified                                   782,161            9.282422       7,260,348             (7)%(a)

                                                                     (Continued)

   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  3,027,892         18.227259      55,190,172                 3%
      Non-tax qualified                              2,828,271         18.227259      51,551,628                 3%
   Neuberger & Berman AMT
   Partners Portfolio:
      Tax qualified                                  7,610,496         22.992724     174,986,034                 3%
      Non-tax qualified                              5,337,515         22.992724     122,724,009                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  4,366,241         19.729274      86,142,765                 5%
      Non-tax qualified                              3,654,118         19.729274      72,093,095                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  9,503,851         18.054116     171,583,628                13%
      Non-tax qualified                              5,697,473         18.054116     102,862,838                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                  1,553,053         12.762568      19,820,945                22%
      Non-tax qualified                              1,122,440         12.762568      14,325,217                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,734,705         21.978211     104,060,346                 5%
      Non-tax qualified                              3,383,989         21.978211      74,374,024                 5%
   Strong Opportunity Fund II, Inc.:
      Tax qualified                                 10,757,453         29.241637     314,565,536                12%
      Non-tax qualified                              6,829,157         29.241637     199,695,730                12%
   Strong VIF - Strong Discovery Fund II:
      Tax qualified                                  3,330,945         18.773240      62,532,630                 6%
      Non-tax qualified                              2,561,304         18.773240      48,083,975                 6%
   Strong VIF -
   Strong International Stock Fund II:
      Tax qualified                                  1,115,317          8.937224       9,967,838                (6)%
      Non-tax qualified                                824,150          8.937224       7,365,613                (6)%
   Van Eck WIT - Worldwide Bond Fund:
      Tax qualified                                  1,824,058         16.424717      29,959,636                11%
      Non-tax qualified                              1,736,777         16.424717      28,526,071                11%
   Van Eck WIT -
   Worldwide Emerging Markets Fund:
      Tax qualified                                  1,862,823          5.716175      10,648,222               (35)%
      Non-tax qualified                              1,394,148          5.716175       7,969,194               (35)%
   Van Eck WIT -
   Worldwide Hard Assets Fund:
      Tax qualified                                  1,976,563         10.743036      21,234,287               (32)%
      Non-tax qualified                              1,953,375         10.743036      20,985,178               (32)%
   Van Kampen American Capital LIT -
   Morgan Stanley Real Estate
   Securities Portfolio:
      Tax qualified                                  2,429,141         15.615675      37,932,676               (13)%
      Non-tax qualified                              2,423,893         15.615675      37,850,725               (13)%
   Warburg Pincus Trust -
   International Equity Portfolio:
      Tax qualified                                  4,923,915         11.608185      57,157,716                 4%
      Non-tax qualified                              3,738,519         11.608185      43,397,420                 4%
   Warburg Pincus Trust -
   Post Venture Capital Portfolio:
      Tax qualified                                    531,483         11.952364       6,352,478                 5%
      Non-tax qualified                                448,154         11.952364       5,356,500                 5%

      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                  5,715,162        15.294249      87,409,111        (4)%
         Non-tax qualified                                              4,595,026        15.294249      70,277,472        (4)%
   The BEST OF AMERICA(R) Nationwide Insurance
   Enterprise Annuity contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                     10,841        15.003357         162,651        15%
         Non-tax qualified                                                 12,689        15.003357         190,378        15%
      American Century VP -
      American Century VP Capital Appreciation:
         Tax qualified                                                      6,953         8.734621          60,732        (3)%
         Non-tax qualified                                                 11,266         8.734621          98,404        (3)%
      American Century VP -
      American Century VP Income & Growth:
         Tax qualified                                                        109        10.862433           1,184         9%(a)
         Non-tax qualified                                                  2,432        10.862433          26,417         9%(a)
      American Century VP -
      American Century VP International:
         Tax qualified                                                      4,492        16.294485          73,195        18%
         Non-tax qualified                                                 11,501        16.294485         187,403        18%
      American Century VP -
      American Century VP Value:
         Tax qualified                                                        997        13.191239          13,152         4%
         Non-tax qualified                                                 10,800        13.191239         142,465         4%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.:
         Tax qualified                                                     12,450        20.314721         252,918        28%
         Non-tax qualified                                                  8,800        20.314721         178,770        28%
      Dreyfus Stock Index Fund:
         Tax qualified                                                     73,693        21.564450       1,589,149        27%
         Non-tax qualified                                                 57,396        21.564450       1,237,713        27%
      Dreyfus VIF -
      Capital Appreciation Portfolio:
         Tax qualified                                                      8,555        13.196658         112,897        29%
         Non-tax qualified                                                 11,092        13.196658         146,377        29%
      Dreyfus VIF Growth and Income Portfolio:
         Tax qualified                                                     19,404        12.771671         247,822        11%
         Non-tax qualified                                                 14,677        12.771671         187,450        11%
      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified                                                     63,894        17.117556       1,093,709        11%
         Non-tax qualified                                                 58,459        17.117556       1,000,675        11%
      Fidelity VIP - Growth Portfolio:
         Tax qualified                                                     67,118        18.598337       1,248,283        38%
         Non-tax qualified                                                 72,186        18.598337       1,342,540        38%
      Fidelity VIP - High Income Portfolio:
         Tax qualified                                                     20,159        12.725625         256,536        (5)%
         Non-tax qualified                                                 29,302        12.725625         372,886        (5)%
      Fidelity VIP - Overseas Portfolio:
         Tax qualified                                                      1,306        14.574887          19,035        12%
         Non-tax qualified                                                  3,352        14.574887          48,855        12%

                                                                     (Continued)

   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                     9,570       16.357953         156,546              14%
      Non-tax qualified                                13,208       16.357953         216,056              14%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                    25,061       19.503885         488,787              29%
      Non-tax qualified                                21,809       19.503885         425,360              29%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                     5,578       13.545866          75,559              24%
      Non-tax qualified                                 9,045       13.545866         122,522              24%
   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                        50        6.986517             349             (29)%
      Non-tax qualified                                   126        6.986517             880             (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                    89,909       23.165130       2,082,754              29%
      Non-tax qualified                                83,268       23.165130       1,928,914              29%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                    38,202       12.382040         473,019               8%
      Non-tax qualified                                35,508       12.382040         439,661               8%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                    47,932       11.457526         549,182               4%
      Non-tax qualified                                57,997       11.457526         664,502               4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                       672        8.557673           5,751        (14)%(a)
      Non-tax qualified                                 1,602        8.557673          13,709        (14)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                    21,106       16.217601         342,289               0%
      Non-tax qualified                                32,785       16.217601         531,694               0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                   175,958       19.086420       3,358,408              17%
      Non-tax qualified                               165,625       19.086420       3,161,188              17%
   Neuberger & Berman AMT -
      Growth Portfolio:
      Tax qualified                                     8,454       15.832511         133,848              15%
      Non-tax qualified                                13,157       15.832511         208,308              15%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                     1,169        9.313837          10,888         (7)%(a)
      Non-tax qualified                                10,424        9.313837          97,087         (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                     2,556       11.550378          29,523               4%
      Non-tax qualified                                 6,843       11.550378          79,039               4%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                    27,924       18.285622         510,608               3%
      Non-tax qualified                                25,730       18.285622         470,489               3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                    17,438       12.279322         214,127               6%
      Non-tax qualified                                19,590       12.279322         240,552               6%

      Oppenheimer VAF -
      Global Securities Fund:
         Tax qualified                                                     7,037       16.204214          114,029               13%
         Non-tax qualified                                                 5,896       16.204214           95,540               13%
      Oppenheimer VAF - Growth Fund:
         Tax qualified                                                     7,443       12.857366           95,697               23%
         Non-tax qualified                                                 2,581       12.857366           33,185               23%
      Oppenheimer VAF -
      Multiple Strategies Fund:
         Tax qualified                                                    14,316       14.521876          207,895                6%
         Non-tax qualified                                                16,138       14.521876          234,354                6%
      Strong Opportunity Fund II, Inc.:
         Tax qualified                                                    19,114       17.394278          332,474               13%
         Non-tax qualified                                                19,791       17.394278          344,250               13%
      Strong VIF - Strong Discovery Fund II:
         Tax qualified                                                       756       12.307345            9,304                6%
         Non-tax qualified                                                 3,184       12.307345           39,187                6%
      Strong VIF -
      Strong International Stock Fund II:
         Tax qualified                                                     3,271        9.029694           29,536               (6)%
         Non-tax qualified                                                   704        9.029694            6,357               (6)%
      Van Eck WIT - Worldwide Bond Fund:
         Tax qualified                                                     1,169       11.685439           13,660               12%
         Non-tax qualified                                                 1,060       11.685439           12,387               12%
      Van Eck WIT -
      Worldwide Emerging Markets Fund:
         Tax qualified                                                     6,729        5.774938           38,860              (35)%
         Non-tax qualified                                                 4,464        5.774938           25,779              (35)%
      Van Eck WIT -
      Worldwide Hard Assets Fund:
         Tax qualified                                                     1,662        8.651833           14,379              (32)%
         Non-tax qualified                                                 9,030        8.651833           78,126              (32)%
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate
      Securities Portfolio:
         Tax qualified                                                     5,144       15.607765           80,286              (12)%
         Non-tax qualified                                                11,844       15.607765          184,858              (12)%
      Warburg Pincus Trust -
      International Equity Portfolio:
         Tax qualified                                                     3,803       11.456500           43,569                5%
         Non-tax qualified                                                 3,149       11.456500           36,077                5%
      Warburg Pincus Trust -
      Post Venture Capital Portfolio:
         Tax qualified                                                       411       12.075066            4,963                6%
         Non-tax qualified                                                 3,383       12.075066           40,850                6%
      Warburg Pincus Trust -
      Small Company Growth Portfolio:
         Tax qualified                                                    11,973       13.935312          166,847               (4)%
         Non-tax qualified                                                24,274       13.935312          338,266               (4)%
   The BEST OF AMERICA(R) America's Vision
      Annuity(SM) contracts:
      American Century VP -
      American Century VP Balanced:
         Tax qualified                                                 2,324,877       17.180551       39,942,668               14%
         Non-tax qualified                                             3,259,024       17.180551       55,991,828               14%

                                                                     (Continued)

   American Century VP -
   American Century VP Capital Appreciation:
      Tax qualified                                                   2,096,618       11.105046        23,283,039         (4)%
      Non-tax qualified                                               2,997,998       11.105046        33,292,906         (4)%
   American Century VP -
   American Century VP Income & Growth:
      Tax qualified                                                     660,409       10.818483         7,144,624          8%(a)
      Non-tax qualified                                                 867,235       10.818483         9,382,167          8%(a)
   American Century VP -
   American Century VP International:
      Tax qualified                                                   3,867,971       16.049229        62,077,952         17%
      Non-tax qualified                                               5,549,022       16.049229        89,057,525         17%
   American Century VP -
   American Century VP Value:
      Tax qualified                                                   1,368,433       13.030493        17,831,357          3%
      Non-tax qualified                                               1,555,893       13.030493        20,274,053          3%
   The Dreyfus Socially Responsible
   Growth Fund, Inc.:
      Tax qualified                                                   2,233,140       25.996040        58,052,797         28%
      Non-tax qualified                                               2,713,732       25.996040        70,546,286         28%
   Dreyfus Stock Index Fund:
      Tax qualified                                                  14,729,959       27.128900       399,607,585         26%
      Non-tax qualified                                              20,136,222       27.128900       546,273,553         26%
   Dreyfus VIF -
   Capital Appreciation Portfolio:
      Tax qualified                                                   2,552,942       13.079978        33,392,425         28%
      Non-tax qualified                                               3,823,437       13.079978        50,010,472         28%
   Dreyfus VIF -
   Growth and Income Portfolio:
      Tax qualified                                                   1,631,617       12.616052        20,584,565         10%
      Non-tax qualified                                               2,166,223       12.616052        27,329,182         10%
   Fidelity VIP - Equity-Income Portfolio:
      Tax qualified                                                  21,218,396       22.453988       476,437,609         10%
      Non-tax qualified                                              29,521,717       22.453988       662,880,279         10%
   Fidelity VIP - Growth Portfolio:
      Tax qualified                                                  14,762,454       25.487577       376,259,183         38%
      Non-tax qualified                                              20,736,972       25.487577       528,535,171         38%
   Fidelity VIP - High Income Portfolio:
      Tax qualified                                                  10,344,737       14.405141       149,017,395         (6)%
      Non-tax qualified                                              16,093,648       14.405141       231,831,269         (6)%
   Fidelity VIP - Overseas Portfolio:
      Tax qualified                                                   4,021,152       15.553060        62,541,218         11%
      Non-tax qualified                                               6,251,077       15.553060        97,223,376         11%
   Fidelity VIP-II - Asset Manager Portfolio:
      Tax qualified                                                   8,121,780       16.832250       136,707,831         13%
      Non-tax qualified                                              10,607,282       16.832250       178,544,422         13%
   Fidelity VIP-II - Contrafund Portfolio:
      Tax qualified                                                  13,726,215       20.762500       284,990,539         28%
      Non-tax qualified                                              18,136,001       20.762500       376,548,721         28%
   Fidelity VIP-III -
   Growth Opportunities Portfolio:
      Tax qualified                                                   2,717,672       13.426082        36,487,687         23%
      Non-tax qualified                                               3,950,006       13.426082        53,033,104         23%

   Morgan Stanley -
   Emerging Markets Debt Portfolio:
      Tax qualified                                    168,941        6.924574         1,169,844               (29)%
      Non-tax qualified                                389,490        6.924574         2,697,052               (29)%
   Nationwide SAT -
   Capital Appreciation Fund:
      Tax qualified                                  4,940,669       27.075632       133,771,736                28%
      Non-tax qualified                              6,517,824       27.075632       176,474,204                28%
   Nationwide SAT -
   Government Bond Fund:
      Tax qualified                                  5,568,798       13.264325        73,866,347                 7%
      Non-tax qualified                              7,612,211       13.264325       100,970,841                 7%
   Nationwide SAT - Money Market Fund:
      Tax qualified                                 14,205,644       11.927856       169,442,876                 4%
      Non-tax qualified                             20,133,168       11.927856       240,145,529                 4%
   Nationwide SAT - Small Cap Value Fund:
      Tax qualified                                    192,359        8.523007         1,639,477          (15)%(a)
      Non-tax qualified                                397,547        8.523007         3,388,296          (15)%(a)
   Nationwide SAT - Small Company Fund:
      Tax qualified                                  4,237,223       15.920417        67,458,357                 0%
      Non-tax qualified                              5,235,907       15.920417        83,357,823                 0%
   Nationwide SAT - Total Return Fund:
      Tax qualified                                 10,125,826       22.849095       231,365,960                16%
      Non-tax qualified                             12,095,557       22.849095       276,372,531                16%
   Neuberger & Berman AMT -
   Growth Portfolio:
      Tax qualified                                  2,485,942       19.155589        47,619,683                14%
      Non-tax qualified                              4,103,790       19.155589        78,610,515                14%
   Neuberger & Berman AMT -
   Guardian Portfolio:
      Tax qualified                                  1,202,225        9.276124        11,151,988           (7)%(a)
      Non-tax qualified                              1,155,905        9.276124        10,722,318           (7)%(a)
   Neuberger & Berman AMT -
   Limited Maturity Bond Portfolio:
      Tax qualified                                  2,286,137       12.016412        27,471,164                 3%
      Non-tax qualified                              3,686,363       12.016412        44,296,857                 3%
   Neuberger & Berman AMT -
   Partners Portfolio:
      Tax qualified                                  6,708,322       22.890094       153,554,121                 3%
      Non-tax qualified                              9,288,228       22.890094       212,608,412                 3%
   Oppenheimer VAF - Bond Fund:
      Tax qualified                                  5,838,014       13.161293        76,835,813                 5%
      Non-tax qualified                              7,806,181       13.161293       102,739,435                 5%
   Oppenheimer VAF -
   Global Securities Fund:
      Tax qualified                                  7,043,429       16.529444       116,423,965                13%
      Non-tax qualified                              9,123,582       16.529444       150,807,738                13%
   Oppenheimer VAF - Growth Fund:
      Tax qualified                                    959,141       12.743636        12,222,944                22%
      Non-tax qualified                              1,331,146       12.743636        16,963,640                22%
   Oppenheimer VAF -
   Multiple Strategies Fund:
      Tax qualified                                  4,320,161       16.281980        70,340,775                 5%
      Non-tax qualified                              5,100,007       16.281980        83,038,212                 5%

                                                                     (Continued)

            Strong Opportunity Fund II, Inc.:
               Tax qualified                                             5,406,908        21.434632       115,895,083        12%
               Non-tax qualified                                         7,229,174        21.434632       154,954,684        12%
            Strong VIF - Strong Discovery Fund II:
               Tax qualified                                             1,694,881        15.507147        26,282,769         6%
               Non-tax qualified                                         2,442,361        15.507147        37,874,051         6%
            Strong VIF -
            Strong International Stock Fund II:
               Tax qualified                                               905,955         8.908351         8,070,565        (6)%
               Non-tax qualified                                         1,324,589         8.908351        11,799,904        (6)%
            Van Eck WIT - Worldwide Bond Fund:
               Tax qualified                                             1,351,072        13.016609        17,586,376        11%
               Non-tax qualified                                         1,789,762        13.016609        23,296,632        11%
            Van Eck WIT -
            Worldwide Emerging Markets Fund:
               Tax qualified                                             1,171,528         5.704452         6,682,925       (35)%
               Non-tax qualified                                         1,694,210         5.704452         9,664,540       (35)%
            Van Eck WIT -
            Worldwide Hard Assets Fund:
               Tax qualified                                               870,452         8.796887         7,657,268       (32)%
               Non-tax qualified                                         1,571,084         8.796887        13,820,648       (32)%
            Van Kampen American Capital LIT -
            Morgan Stanley Real Estate
            Securities Portfolio:
               Tax qualified                                             3,044,098        15.560452        47,367,541       (13)%
               Non-tax qualified                                         2,317,641        15.560452        36,063,542       (13)%
            Warburg Pincus Trust -
            International Equity Portfolio:
               Tax qualified                                             4,110,213        11.567145        47,543,430         4%
               Non-tax qualified                                         6,861,319        11.567145        79,365,872         4%
            Warburg Pincus Trust -
            Post Venture Capital Portfolio:
               Tax qualified                                               416,468        11.927880         4,967,580         5%
               Non-tax qualified                                           458,029        11.927880         5,463,315         5%
            Warburg Pincus Trust -
            Small Company Growth Portfolio:
               Tax qualified                                             4,139,966        15.240137        63,093,649        (4)%
               Non-tax qualified                                         6,531,391        15.240137        99,539,294        (4)%
                                                                       ===========      ===========
            Reserves for annuity contracts in
            payout phase:
               Tax qualified                                                                                3,839,879
               Non-tax qualified                                                                            9,491,453
                                                                                                          -----------
                                                                                                     $ 20,672,674,408
                                                                                                     ================

(a) This investment option was not being utilized for the entire period. Accordingly, the annual return was computed for such period as the investment option was utilized.

(b) The annual return does not include contract charges satisfied by surrendering units.

                          Independent Auditors' Report


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1998, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1998, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                              KPMG LLP
Columbus, Ohio
February 5, 1999

NATIONWIDE LIFE INSURANCE COMPANY                                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OHIO 43215-2220          U.S. Postage
                                                                           PAID
                                                                      Columbus, Ohio
                                                                      Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company